UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Hard Assets Fund
335 Madison Avenue - 19 th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Hard Assets Fund
Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 96.7%
Brazil: 4.0%
443,000	Cia Vale do Rio Doce (ADR)	$5,891,900
600,000	Petroleo Brasileiro S.A. (ADR)	18,282,000
		24,173,900
Canada: 14.7%
437,300	Addax Petroleum Corp.	9,468,821
443,500	Agnico-Eagle Mines Ltd. (USD)	25,244,020
1,614,800	Brazilian Resources, Inc. * #	0
96,600	CIC Energy Corp. * R	167,027
111,000	First Quantum Minerals Ltd.	3,125,397
36,000	FNX Mining Co., Inc. *	128,775
356,152	Goldcorp, Inc. (USD)	11,866,985
202,000	Killam Properties, Inc.	785,057
211,855	Kinross Gold Corp.	3,849,618
1,434,500	Kinross Gold Corp. (USD)	25,634,515
14,800	Petrolifera Petroleum Ltd. *	18,815
968,900	Petrolifera Petroleum Ltd. * R	1,229,535
234,000	Silver Wheaton Corp. (USD) *	1,925,820
219,500	Timberwest Forest Corp., Stapled Units	510,111
11,300	Timberwest Forest Corp., Stapled Units R	26,250
236,205	Yamana Gold Inc.	2,205,154
291,048	Yamana Gold Inc. R	2,716,933
		88,902,833

France: 2.2%
266,000	Total S.A. (ADR)	13,049,960

Kazakhstan: 1.3%
538,000	KazMunaiGas Exploration (GDR) Reg S #	8,005,676

Kuwait: 0.9%
15,562,437	Kuwait Energy Co. KSCC # R	5,723,133

Norway: 0.7%
458,498	Seadrill Ltd. #	4,432,034

South Africa: 0.5%
288,000	Gold Fields Ltd. (ADR)	3,265,920

United Kingdom: 9.6%
1,144,000	BHP Billiton PLC. #	22,566,141
533,100	Randgold Resources Ltd. (ADR)	28,973,985
962,000	Xstrata PLC #	6,453,073
		57,993,199
United States: 62.8%
430,200	Alpha Natural Resources, Inc. *	7,636,050
673,200	Anadarko Petroleum Corp.	26,180,748
446,200	BPZ Resources Inc. *	1,650,940
432,000	Cabot Oil & Gas Corp.	10,182,240
569,500	Cameron International Corp. *	12,489,135
97,900	Diamond Offshore Drilling, Inc.	6,153,994
528,000	Ellora Oil & Gas, Inc. * # R	3,263,040
531,650	EQT Corp.	16,656,595
277,000	Exxon Mobil Corp.	18,863,700
378,000	Freeport-McMoRan Copper & Gold, Inc.	14,405,580
386,700	Hess Corp.	20,959,140
1,123,000	International Coal Group, Inc. *	1,808,030
163,700	Kaiser Aluminum Corp.	3,784,744
738,000	Mariner Energy Inc. *	5,719,500
373,244	National Oilwell Varco, Inc. *	10,715,835
119,300	Newfield Exploration Co. *	2,708,110
405,000	Noble Energy, Inc.	21,821,400
633,600	NRG Energy, Inc. *	11,151,360
420,100	Nucor Corp.	16,035,217
381,000	Occidental Petroleum Corp.	21,202,650
330,400	Petrohawk Energy Corp. *	6,353,592
817,700	Quanta Services, Inc. *	17,539,665
1,274,000	Quicksilver Resources, Inc. *	7,057,960
404,600	Range Resources Corp.	16,653,336
350,000	Schlumberger Ltd.	14,217,000
500,000	Smith International, Inc.	10,740,000
656,300	Steel Dynamics, Inc.	5,782,003
320,805	Transocean, Inc. *	18,876,166
1,231,681	Tyson Foods, Inc.	11,565,485
1,366,600	Weatherford International Ltd. *	15,128,262
757,350	XTO Energy, Inc.	23,190,057
		380,491,534

Total Common Stocks
(Cost: $633,768,637)		586,038,189

EXCHANGE TRADED FUND: 3.9%
(Cost: $19,151,941)
United States: 3.9%
259,000	SPDR Gold Trust *	23,382,520

MONEY MARKET FUND: 3.4%
(Cost: $20,737,313)
	AIM Treasury Portfolio -
20,737,313	Institutional Class	20,737,313

Total Investments: 104.0%
(Cost: $673,657,891)		630,158,022
Liabilities in excess of other assets: (4.0)%		(24,303,044)
NET ASSETS: 100.0%		$605,854,978

ADR	American Depository Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $682,917,120 and unrealized (depreciation) on such investments is:
Gross Unrealized Appreciation		$97,522,418
Gross Unrealized Depreciation		(150,281,516)
Net Unrealized Depreciation		($52,759,098)

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $50,443,097, which represents 8.3% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $13,125,918, or 2.2% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
CIC Energy Corp.	2/8/2007	96,600	$1,224,335	$167,027	0.0%
Ellora Oil & Gas Co. (a)	6/30/2006	528,000	6,336,000	3,263,040	0.5
Kuwait Energy Co. KSCC (a)	8/6/2008	15,562,437	11,764,893	5,723,133	0.9
Petrolifera Petroleum Ltd.	3/7/2005	722,400	962,197	916,726	0.2
Petrolifera Petroleum Ltd.	5/2/2007	246,500	665,886	312,809	0.1
Timberwest Forest Corp.	12/9/1999	11,300	90,651	26,250	0.0
Yamana Gold Inc.	5/29/2008	291,048	582,096	2,716,933	0.5
(a) - Illiquid security			$21,626,058	$13,125,918	2.2%

				% of
Summary of Investments by Industry				Investments	Value
Basic Industry				2.8%	$17,539,665
Chemicals				0.6	3,784,744
Consumer Goods				1.8	11,565,485
Energy				57.0	359,364,901
Industrial Metals				11.8	74,388,086
Paper and Forest				0.1	536,361
Precious Metals				16.8	105,682,950
Real Estate				0.1	785,057
Services				2.0	12,390,940
Total Common Stocks				93.0%	586,038,189
Exchange Traded Fund				3.7	23,382,520
Money Market Fund				3.3	20,737,313
				100.0%	$630,158,022

See Note to Schedule of Investments

Worldwide Hard Assets Fund
Note to Schedule of Investments
March 31, 2009 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value  the Fund’s net assets as of quarter end are as follows:

Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
$579,714,925	$41,456,924	$8,986,173	$630,158,022

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Balance as of 12/31/08	$12,390,616
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(3,404,443)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 3/31/09	$8,986,173

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Hard Assets Fund

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, Worldwide Hard Assets Fund

Date: May 29, 2009

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: May 29, 2009